Note 13 - Financial Expenses	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
13.	Financial expenses

	2018	2017	2016

Transaction costs – embedded derivatives	$-	$35,175	$-
Accretion – preferred shares	-	2,479,162	3,742,178
Loss on re-measurement at fair value – embedded derivatives	-	77,902,663	33,982,042
Bank charges and other interest	17,360	14,320	11,487
Foreign exchange losses (gains)	144,044	6,482	(90,000)
Total financial expenses	$161,404	$80,437,802	$37,645,707